Equity	6 Months Ended
Dec. 31, 2025
Equity [Abstract]
EQUITY

16. EQUITY

Ordinary shares

In accordance the Company’s memorandum of association and amendments thereto, the Company re-designates Class A and Class B Ordinary Shares, totally 250,000,000 shares authorized, with par value of US$0.004 per share. Both Class A and Class B shares rank pari passu in the event of liquidation and entitlement to declared dividends. The two classes of shares differ in their voting rights. Each Class A ordinary share is entitled to one vote per share, while the Class B ordinary shares are entitled to fifteen votes for each share.

As of June 30, 2025, the ordinary shares of the Company consist of 506,600 Class A shares and 88,899 Class B shares. As of December 31, 2025, the ordinary shares of the Company consist of 3,612,692 Class A shares and 88,899 Class B shares.

On February 7, 2025, the Company closed its initial public offering (“IPO”) of 68,750 Class A ordinary shares, par value $0.004 per share (the “Ordinary Shares”). The Ordinary Shares were priced at $4.10 per share.

On February 19, 2025, Cathay Securities, Inc. (“Cathay”), as the representative of the underwriters of the initial public offering of the Company, exercised its over-allotment option in full to purchase an additional 10,313 Class A ordinary shares of the Company at the public offering price of $4.10 per share. The corresponding shares were subsequently issued on February 21, 2025.

On March 31, 2025, the Company issued 37,500 Class A ordinary shares at $4.90 per share to three consultants in lieu of their service compensation.

On September 15, 2025, the Company held an extraordinary general meeting of shareholders (the “EGM”) and resolved that the Company’s authorised share capital, be increased from US$50,000 divided into: (i) 448,814,684 Class A Ordinary Shares of par value of US$0.0001 each, and (ii) 51,185,316 Class B Ordinary Shares of par value of US$0.0001 each, to US$1,000,000 divided into (i) 9,000,000,000 Class A Ordinary Shares of US$0.0001 par value each and (ii) 1,000,000,000 Class B Ordinary Shares of US$0.0001 par value each with immediate effect (the “Authorised Share Capital Increase”). It is also resolved the proposed Third Amended and Restated Memorandum and Articles of Association of the Company (the “Amended M&A”), included in which, each holder of the Company’s Class B Ordinary Shares shall be entitled to 100 votes in respect of each Class B Ordinary Share held by such holder on the Record Date. It is further resolved that the authorised, issued, and outstanding shares of the Company (collectively, the Shares) be consolidated by consolidating each 100 Shares of the Company, or such lesser whole share amount as the Board of Directors may determine in its sole discretion, such amount not to be less than 2, into 1 Share of the Company, with such consolidated Shares having the same rights and being subject to the same restrictions (save as to par value) as the existing Shares of such class as set out in the Company’s memorandum and articles of association (the “Share Consolidation”).

On October 7, 2025, EPWK Holdings Ltd. (the “Company”) priced a best efforts public offering for the sale of units as described below for aggregate gross proceeds to the Company of $8 million, before deducting placement agent fees and other estimated expenses payable by the Company, excluding the exercise of any warrant offered. The offering was comprised of 606,061 units (each a “Unit”), consisting of one Class A ordinary share of the Company, par value $0.004 per share (the “Class A Ordinary Shares”), or in lieu thereof, a pre-funded warrant (each a “Pre-Funded Warrant”), and one warrant to purchase one Class A Ordinary Share (each a “Warrant”). The public offering price of the Units was $0.33 per Unit. Each of the Warrants will have an exercise price of $0.3465 per Class A Ordinary Share and be exercisable beginning on the date of the issuance date and ending on the six-months anniversary of the issuance date. The Warrants include provisions for cashless exercise if, at the time of exercise, there is no effective registration statement for the issuance of the underlying Class A Ordinary Shares. The maximum number of Class A Ordinary Shares issuable upon cashless exercise is 606,061 for the Warrants. Additionally, holders of Warrants may effect a “zero exercise price option,” under which up to 2,500,000 Class A Ordinary Shares may be issuable in aggregate under all Warrants. On October 8, 2025, 606,061 Class A ordinary shares became effective at an issue price of US$0.33 per share. On October 9, 2025, 1,747,051 Class A ordinary shares became effective at a consideration of US$0 per share. On October 10, 2025, 752,948 Class A ordinary shares became effective at US$0 per share. The public offering was closed on October 8, 2025.

On November 13, 2025, the Company announced that the Company's board of directors approved on October 20, 2025 that the authorised, issued, and outstanding shares of the Company be consolidated on a 40 for 1 ratio with the marketplace effective date of November 17, 2025. At the time the share consolidation is effective, the Company's authorised share capital will be changed from US$1,000,000 divided into (i) 9,000,000,000 Class A Ordinary Shares of US$0.0001 par value each and (ii) 1,000,000,000 Class B Ordinary Shares of US$0.0001 par value each, to US$1,000,000 divided into 225,000,000 Class A Ordinary Shares with a par value of US$0.004 each and 25,000,000 Class B Ordinary Shares with a par value of US$0.004 each. The Company's total issued and outstanding Class A ordinary shares will be changed from 144,506,412 Class A Ordinary Shares with a par value of US$0.0001 per share to approximately 3,612,692 Class A Ordinary Shares with a par value of US$0.004 per share. The Company's total issued and outstanding Class B ordinary shares will be changed from 3,555,948 Class B Ordinary Shares with a par value of US$0.0001 per share to approximately 88,899 Class B Ordinary Shares with a par value of US$0.004 per share.